Vessels, net	6 Months Ended
Jun. 30, 2026
Vessels, net
Vessels, net

3.Vessels, net

Vessels, net are analyzed as follows:

		Dry-docking and
	Vessels’ cost	special survey costs	Total
Cost
Balance – January 1, 2025	$1,138,221,805	$21,843,553	$1,160,065,358
Fully amortized Drydock component	—	(1,600,000)	(1,600,000)
Additions	1,720,000	3,218,335	4,938,335
Balance – December 31, 2025	$1,139,941,805	23,461,888	1,163,403,693
Transfer from Advances for acquisition of vessels	293,346,265	2,400,000	295,746,265
Additions	111,560	374,842	486,402
Balance – June 30, 2026	$1,433,399,630	26,236,730	1,459,636,360

Accumulated Depreciation
Balance – January 1, 2025	$(195,677,625)	$(5,790,213)	$(201,467,838)
Fully amortized Drydock component	—	1,600,000	1,600,000
Depreciation charge for the year	(37,111,815)	(4,306,861)	(41,418,676)
Balance – December 31, 2025	$(232,789,440)	(8,497,074)	(241,286,514)
Depreciation charge for the period	(22,251,596)	(2,485,854)	(24,737,450)
Balance – June 30, 2026	(255,041,036)	(10,982,928)	(266,023,964)

Net Book Value – December 31, 2025	$907,152,365	$14,964,814	$922,117,179
Net Book Value – June 30, 2026	$1,178,358,594	$15,253,802	$1,193,612,396

Depreciation for the six-month period ended June 30, 2026, presented in the consolidated statements of profit or loss and other comprehensive income, includes an amount of $10,937 connected with the Right-of-Use assets of the Group.

Depreciation for the six-month period ended June 30, 2025, presented in the consolidated statements of profit or loss and other comprehensive income, includes an amount of $10,937 connected with the Right-of-Use assets of the Group.

As of June 30, 2026, the charter-free market value of all our vessels exceeded their carrying value. Thus, no recoverable amount test was deemed necessary to be performed for any of our vessels.

The Group has pledged the above vessels to secure its loan facilities (see also Note 5).